BASIS OF PRESENTATION (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Emerald Health Therapeutics Canada Inc. (EHTC)
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Emerald Health Naturals Inc. (Naturals)
Disclosure of subsidiaries [line items]
Ownership Interest	51.00%	0.00%
Avalite Sciences Inc. (Avalite)
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pure Sunfarms Corp. (Pure Sunfarms)
Disclosure of subsidiaries [line items]
Ownership Interest	50.00%	50.00%
Verdelite Sciences Inc. (Verdelite)
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Verdelite Property Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%